Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of income tax [Abstract]
Provision for income taxes
The provision for income taxes recorded in the consolidated financial statements differs from the amount which would be obtained by applying the statutory income tax rate to the loss before income taxes as follows:

For the years ended December 31,	2021	2020	2019
Loss before income taxes	$(26,254,852)	$(22,505,057)	$(33,122,888)
Statutory Canadian corporate tax rate	23.00%	24.00%	26.50%
Anticipated tax recovery	(6,038,616)	(5,401,214)	(8,777,565)
Foreign jurisdiction tax rate difference	2,716,319	3,237,898	3,088,811
Share-based compensation	879,957	614,154	389,591
Change in fair value of warrant derivative	(3,937)	(838,063)	3,341,334
Impact of Alberta rate change	—	96,028	3,758,175
Adjustment to opening tax pools	(552,079)	20,711	11,973
Other permanent differences	44,290	108,945	149,294
Expiry of tax benefits	1,661,187	—	—
Change in deferred tax benefits deemed not probable to be recovered	1,342,306	2,161,541	(1,961,613)
Current income taxes	$49,427	$—	$—

Schedule of unrecognized non-capital losses, non-refundable credits and deferred tax assets
As at December 31, 2021, we have the following approximate non-refundable federal investment tax credits and non-capital losses for income tax purposes in Canada, as well as non-capital losses in Barbados that are expected to expire in the following years, if not utilized:

	Canada		Barbados
	Investment tax credits	Non-capital losses	Non-capital losses
2022	465,000	—	42,826,000
2023	361,000	—	33,063,000
2024	228,000	—	15,990,000
2025	271,000	—	15,138,000
2026	520,000	9,809,000	16,575,000
2027	596,000	12,170,000	26,114,000
2028	622,000	—	13,280,000
2029	173,000	4,009,000	—
2030	91,000	4,774,000	—
2031	114,000	4,343,000	—
2032	381,000	2,873,000	—
2033	487,000	2,457,000	—
2034	270,000	2,472,000	—
2035	183,000	3,125,000	—
2036	41,000	6,430,000	—
2037	980	4,812,000	—
2038	22,000	5,056,000	—
2039	8,000	6,864,000	—
2040	—	9,724,000	—
2041	—	10,619,000	—
	$4,833,980	$89,537,000	$162,986,000
Deferred tax assets are recognized, to the extent that it is probable that taxable income will be available, against which the deductible temporary differences and the carry-forward of unused tax credits and unused tax losses can be utilized. The components of our unrecognized deferred tax asset are as follows:

For the years ended December 31,	2021	2020	2019
Net operating losses carried forward	$25,157,950	$21,487,804	$19,625,642
Scientific research and experimental development	7,705,028	6,362,152	6,338,542
Investment tax credits	3,715,652	4,068,105	4,222,016
Undepreciated capital costs in excess of book value of property and equipment and intellectual property	350,695	1,927,709	1,908,320
Share issue costs	647,978	689,193	611,072
Net capital losses carried forward	6,472	6,472	6,474
Unrecognized deferred tax asset	$37,583,775	$34,541,435	$32,712,066